Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Derivative [Line Items]
Gross fair value of derivative assets	¥ 16,770	¥ 14,929
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	14,811	13,332
Impact of master netting agreements	(12,967)	(11,602)
Impact of collateral	(1,577)	(1,507)
Net exposure to credit risk	¥ 267	¥ 223